Income Tax (Details) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015	Dec. 31, 2017 USD ($)
Income Tax (Textual)
Corporate tax rate			26.50%
Effective tax rate		25.00%
Changes in applicable tax rates, description	The Law stipulates a further reduction in the rate of corporate tax, from 25% to 23%. However, the Law establishes a temporary order by which the corporate tax rate in 2017 will be 24%. As a result, the corporate tax rate applicable in 2017 was 24% and the corporate tax rate that will apply from 2018 onwards will be 23%.
Bottom of range [Member]
Income Tax (Textual)
Corporate tax rate		25.00%
Top of range [Member]
Income Tax (Textual)
Corporate tax rate		26.50%
CollPlant Holdings Ltd. [member]
Income Tax (Textual)
Carry-forward of losses	₪ 10.9	₪ 9.9
CollPlant Ltd. [Member]
Income Tax (Textual)
Carry-forward of losses		₪ 136.5		$ 149